Note 11 - Per Share Data	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 11 - PER SHARE DATA

The computation of basic earnings (loss) per share of common stock is based on the weighted average number of shares outstanding during the years. The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the year plus the common stock equivalents that would arise from the exercise of stock options and warrants outstanding under the treasury method and the average market price per share during the year as well as the conversion of notes. As of December 31, 2014, common stock equivalents aggregated 48,312,435 shares consisting of outstanding options and warrants to purchase 17,053,116 and 1,172,930 shares of Company common stock, respectively and notes payable which were convertible into 30,086,389 shares of Company common stock. Common stock equivalents at December 31, 2013 aggregated 29,583,046 shares of which 15,878,116 consisted of options and 6,204,930 were in warrants and notes payable which were convertible into 7,500,000 shares of Company common stock. Common stock equivalents at December 31, 2012 aggregated 21,660,400 shares of which 15,455,470 consisted of options and 6,204,930 were in warrants. Common stock equivalents during 2012 through 2014 were not included in the computation of loss per share because they would have been anti-dilutive.

	Net Loss	Shares	Per-Share
	(Numerator)	(Denominator)	Amount
For the year ended December 31, 2014:
Basic and Diluted EPS
Net loss	$(10,316,317)	94,895,194	$(0.11)

For the year ended December 31, 2013:
Basic and Diluted EPS
Net loss	$(13,063,526)	94,303,264	$(0.14)

For the year ended December 31, 2012:
Basic and Diluted EPS
Net loss	$(9,732,399)	89,552,788	$(0.11)